Receivables and Other Current Assets	3 Months Ended
Mar. 31, 2020
Trade and other current receivables [abstract]
Receivables and Other Current Assets

4.	RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the receivables and other current assets as of March 31, 2020 is detailed in the table below:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2020	December 31, 2019
Sales taxes receivable	44	62
Other current assets	83	99
	127	161

Other current assets are comprised of prepaid expenses and amounts receivable.